Share Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share Based Compensation
16.
Share based compensation

In March 2016, the Group’s shareholders and board of directors adopted the Amended and Restated Share Incentive Plan (“2016 Plan”) to grant share-based compensation awards to attract, motivate, retain and reward certain directors, officers, employees and other eligible persons and to further link the interests of award recipients with those of the Group’s shareholders. The maximum aggregate number of ordinary shares that may be issued under the 2016 Plan is 21,920,964 ordinary shares.

In 2021, the Group adopted the 2021 share incentive plan (“2021 Plan”), to promote the success and enhance the value of the Group by linking the personal interests of the directors, employees, and consultants to those of the Group’s shareholders and by providing such individuals with an incentive for outstanding performance to generate superior returns to the Group’s shareholders. The maximum aggregate number of ordinary shares that may be issued under 2021 Plan is 6,021,619. The Group amended and restated 2021 Plan in March 2023 to expand the award pool to 12,150,080 shares, the source of which can be either new shares or treasury shares.

Share options

Under the 2016 Plan, options granted to employees vest upon satisfaction of a service condition, which is generally satisfied over four years. Additionally, the 2016 Plan includes a condition where employees can only exercise vested options upon the occurrence of the Company's ordinary shares becoming listed securities, which substantially creates a performance condition ("IPO Condition") that had not been met prior to the Company's IPO. The Group granted 4,074,384, 1,726,988 and 6,343,363 share options with IPO condition to certain employees in 2019, 2020 and in April and June 2021, respectively. Therefore, the Group has not recognized any stock-based compensation expenses related to the options granted until June 2021 the performance condition has been met by the IPO completion. The Group granted 525,706, 3,559,433 and 836,164 share options with service condition to certain employees after completion of IPO in 2021, 2022 and 2023, respectively. The options expire in ten years from the date of grant.

In determining the fair value of the stock options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2021, 2022 and 2023 were as follows:

For the years ended December 31,
	2021	2022	2023
Expected volatility	48.47%~48.70%	47.80%~48.20%	49.00%~51.00%
Risk-free interest rate (per annum)	1.35%~1.62%	1.51%~2.94%	2.40%~2.97%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	RMB40.61~RMB109.73	RMB19.43~RMB62.05	RMB18.80~RMB32.19
Fair value of share option	RMB39.98~RMB109.10	RMB18.39~RMB61.01	RMB18.10~RMB31.48

The Group estimated expected volatility by reference to the historical price volatilities of ordinary shares of comparable companies over a period close to the contract term of the options. The Group estimated the risk-free interest rate based on the yield to maturity of U.S. government bonds at grant date with a maturity period close to the contract term of options, adjusted by country risk differential between U.S. and China. The Group estimated exercise multiples based on empirical research on typical employee stock option exercising behavior. The dividend yield was estimated as zero based on the plan to retain profit for corporate expansion and no dividend will be distributed in the near future. The Group determined the fair value of ordinary shares underlying each share option grant based on estimated equity value and allocation of it to each element of its capital structure. Upon the completion of IPO, the Company used the closing price of ordinary shares on the grant date as the fair value of ordinary share on the grant date. The assumptions used in share-based compensation expenses recognition represent the Group’s best estimates, but these estimates involve inherent uncertainties and the application of judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period.

16.
Share based compensation—(Continued)

Share options—(Continued)

The following table summarized the Group’s share option activities under the Option Plans for the year ended December 31, 2023:

	Number of options	Weighted average exercise price per share	Weighted average grant date fair value per share	Weighted average remaining contractual life	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding as of December 31, 2022	16,960,117	0.64	28.73	6.66	305,280
Granted	836,164	0.70	25.45
Forfeited	(266,409)	0.63	42.53
Exercised	(3,648,341)	0.70	27.78
Outstanding as of December 31, 2023	13,881,531	0.70	31.64	5.90	271,092
Vested and expect to vest as of December 31, 2023	13,881,531	0.70	31.64
Exercisable at December 31, 2023	9,532,499	0.70	27.59	5.14	186,160

The weighted-average grant-date fair value of options granted during the year 2021, 2022 and 2023 was RMB57.05, RMB22.46 and RMB25.45, respectively. The total intrinsic value of options exercised during the years ended December 31, 2021, 2022 and 2023, was RMB16,372, RMB135,949 and RMB101,351, respectively.

For the year ended December 31, 2023, share-based compensation expenses related to options of RMB133,291 has been recognized. As of December 31, 2023, there were RMB113,035 of total unrecognized compensation expenses related to options which is expected to be recognized over a weighted average period of 1.14 years.

Restricted share units

In April 2021, the Group granted a total of 2,964,091 Restricted Share Units ("RSUs") to the management team under 2021 plan, which is vested immediately upon grant. In July 2021, the Group granted a total of 16,500 RSUs under 2016 plan to the management team and the vesting period is three years. In 2022, the Group granted a total of 172,333 RSUs to the management team under 2021 plan, among which 133,333 RSUs vested immediately upon grant, 30,000 RSUs vested on first and second anniversary date of grant and 9,000 RSUs vested on first, second and third anniversary date of grant.

Compensation expense based on fair value is amortized over the requisite service period of award using the straight-line vesting attribution method.

A summary of the RSUs activities for the year ended December 31, 2023 is as follows:

	Number of RSU	Weighted average grant-date fair value	Weighted average remaining contractual life
		RMB	Years
Outstanding as of December 31, 2022	50,000	33.81	2.17
Granted	—	—	—
Vested	(20,000)	61.24	—
Outstanding as of December 31, 2023	30,000	20.53	1.77

16.
Share based compensation—(Continued)

Restricted share units—(Continued)

The weighted-average grant-date fair value of RSUs granted during the year 2022 and 2023 was RMB3,960 and nil, respectively. The total intrinsic value of RSUs vested during the years ended December 31, 2022 and 2023 was RMB3,845 and RMB618, respectively and total intrinsic value of outstanding RSUs as of December 31, 2023 was RMB607.

The share-based compensation expense related to RSUs of RMB164,268, RMB4,295 and RMB1,111 were recognized by the Group for the years ended December 31, 2021, 2022 and 2023, respectively.

As of December 31, 2023, there were RMB670 of total unrecognized compensation expenses related to RSUs for the future period.

The Group recorded share-based compensation expense of RMB454,552, RMB174,236 and RMB134,402 for the years ended December 31, 2021, 2022 and 2023, respectively, which were classified in the consolidated statements of operations as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Fulfillment expenses	59,583	44,408	23,390
Selling and marketing expenses	38,463	36,104	17,240
General and administrative expenses	316,911	71,696	73,156
Technology and content expenses	36,595	22,028	20,616